Segmented Information (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of entity's operating segments [Abstract]
Disclosure of operating segments [text block]
The results from operations for these reportable operating segments are summarized in the following tables:

Year Ended December 31, 2019
	Young-Davidson	Mulatos	Island Gold	El Chanate	Corporate /other[1]	Total
Operating revenues	$262.1	$194.4	$207.3	$19.3	—	$683.1
Cost of sales
Mining and processing	146.6	107.8	64.2	20.4	—	339.0
Royalties	4.4	3.1	9.9	—	—	17.4
Amortization	80.1	28.0	55.3	1.6	—	165.0
	231.1	138.9	129.4	22.0	—	521.4
Expenses
Exploration	—	3.6	1.1	—	2.0	6.7
Corporate and administrative	—	—	—	—	19.8	19.8
Share-based compensation	—	—	—	—	9.2	9.2
Earnings (loss) from operations	$31.0	$51.9	$76.8	($2.7)	($31.0)	$126.0
Finance expense						(2.5)
Foreign exchange gain						0.3
Other gain						5.1
Earnings before income taxes						$128.9
1. Corporate and other consists of corporate balances and exploration and development projects.

Year Ended December 31, 2018
	Young-Davidson	Mulatos	Island Gold	El Chanate	Corporate/other[1]	Total
Operating revenues	$236.3	$223.3	$135.1	$57.1	—	$651.8
Cost of sales
Mining and processing	149.0	125.9	56.0	56.3	—	387.2
Impairment of El Chanate inventory	—	—	—	64.0	—	64.0
Royalties	3.6	11.8	6.2	—	—	21.6
Amortization	82.4	35.4	44.3	4.5	—	166.6
	235.0	173.1	106.5	124.8	—	639.4
Expenses
Exploration	—	7.5	1.4	—	2.1	11.0
Corporate and administrative	—	—		—	17.4	17.4
Share-based compensation	—	—		—	6.6	6.6
Earnings (loss) from operations	$1.3	$42.7	$27.2	($67.7)	($26.1)	($22.6)
Finance expense						(3.0)
Foreign exchange loss						(4.4)
Other loss						(8.4)
Loss before income taxes						($38.4)
1. Corporate and other consists of corporate balances and exploration and development projects.

(b) Segment assets and liabilities
The following table presents the segment assets and liabilities:

	Total Assets		Total liabilities
	December 31, 2019	December 31, 2018	December 31, 2019	December 31, 2018
Young-Davidson	$1,595.8	$1,569.4	$264.6	$272.3
Mulatos	411.3	373.9	102.6	102.4
Island Gold	921.4	876.2	269.4	236.3
El Chanate	13.4	35.9	4.2	5.9
Kirazlı	147.5	120.9	14.9	10.1
Corporate/other	307.1	295.9	45.5	42.9
Total assets and liabilities	$3,396.5	$3,272.2	$701.2	$669.9